2. BASIS OF PRESENTATION: (a) Statement of compliance (Policies)	12 Months Ended
Jan. 31, 2020
Policies
(a) Statement of compliance

(a)Statement of compliance

These financial statements and the notes thereto (the "Financial Statements") present the Company's financial results of operations in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB") for years ended January 31, 2020, 2019 and 2018 and financial position as at January 31, 2020 and 2019.

In the opinion of management, all adjustments necessary to present fairly the financial position of the Company as at January 31, 2020 and the results of its operations and cash flows for the year then ended have been made.

The Board of Directors have approved the annual financial statements for issue on May 25, 2020.